Marketable Securities	12 Months Ended
Dec. 31, 2020
Marketable Securities
Marketable Securities
	December 31,
	2020	2019

Balance, begin of period	$104	$719
Fair value of marketable securities received from option on mineral property interests	691	-
Disposition of marketable securities at fair value	(296)	(518)
Change in fair value of marketable securities	760	(131)
Foreign currency translation adjustment	64	34
Balance, end of period	$1,323	$104

The quoted market value and fair value of shares of companies was $1.3 million at December 31, 2020 (2019 - $104,000).